Additional disclosure requirements - Preference Shares and Securities Detail (Details) € in Millions, £ in Millions, $ in Millions	1 Months Ended	6 Months Ended
	May 31, 2021	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 GBP (£)	Jun. 30, 2021 USD ($)
Issuance By Santander UK PLC In October 1995 | Preference shares
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | £			£ 80.3
Interest rate (as a percent)		10.375%	10.375%	10.375%
Issuance By Santander UK PLC In February 1996 | Preference shares
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | £			£ 80.3
Interest rate (as a percent)		10.375%	10.375%	10.375%
Issuance By Banco Santander S.A. In September 2014
Disclosure of detailed information about financial instruments [line items]
Initial interest rate term		7 years
Reference rate		5-year Mid-Swap Rate
Issuance By Banco Santander S.A. In September 2014 | Preferred securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount		€ 1,500.0
Interest rate (as a percent)		6.25%	6.25%	6.25%
Adjustment to reference rate, after initial interest rate period		5.64%	5.64%	5.64%
Issuance By Banco Santander In April 2017
Disclosure of detailed information about financial instruments [line items]
Initial interest rate term		5 years
Reference rate		5-year Mid-Swap Rate
Issuance By Banco Santander In April 2017 | Preferred securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount		€ 750.0
Interest rate (as a percent)		6.75%	6.75%	6.75%
Adjustment to reference rate, after initial interest rate period		6.803%	6.803%	6.803%
Issuance By Banco Santander In September 2017
Disclosure of detailed information about financial instruments [line items]
Initial interest rate term		6 years
Reference rate		5-year Mid-Swap Rate
Issuance By Banco Santander In September 2017 | Preferred securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount		€ 1,000.0
Interest rate (as a percent)		5.25%	5.25%	5.25%
Adjustment to reference rate, after initial interest rate period		4.999%	4.999%	4.999%
Issuance By Banco Santander In March 2018
Disclosure of detailed information about financial instruments [line items]
Initial interest rate term		7 years
Reprice term		5 years
Reference rate		5-year Mid-Swap Rate
Issuance By Banco Santander In March 2018 | Preferred securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount		€ 1,500.0
Interest rate (as a percent)		4.75%	4.75%	4.75%
Adjustment to reference rate, after initial interest rate period		4.097%	4.097%	4.097%
Issuance By Banco Santander S.A. in February 2019
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)		7.50%	7.50%	7.50%
Initial interest rate term		7 years
Reprice term		5 years
Adjustment to reference rate, after initial interest rate period		4.899%	4.899%	4.899%
Reference rate		5-year Mid-Swap Rate
Issuance By Banco Santander S.A. in February 2019 | Preferred securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | $				$ 1,200.0
Interest rate (as a percent)		7.50%	7.50%	7.50%
Issuance By Banco Santander S.A. in January 2020
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)		4.375%	4.375%	4.375%
Initial interest rate term		6 years
Reprice term		5 years
Adjustment to reference rate, after initial interest rate period		4.534%	4.534%	4.534%
Reference rate		5-year Mid-Swap Rate
Issuance By Banco Santander S.A. in January 2020 | Preferred securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | $				$ 1,500.0
Interest rate (as a percent)		4.375%	4.375%	4.375%
Issuance By Banco Santander S.A. In May 2021 | US Dollar Series
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)	4.75%	4.75%	4.75%	4.75%
Initial interest rate term	6 years	6 years
Reprice term	5 years	5 years
Adjustment to reference rate, after initial interest rate period	3.753%	3.753%	3.753%	3.753%
Reference rate	5-year UST	5-year UST
Issuance By Banco Santander S.A. In May 2021 | Euro Series
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)	4.125%	4.125%	4.125%	4.125%
Initial interest rate term	7 years	7 years
Reprice term	5 years	5 years
Adjustment to reference rate, after initial interest rate period	4.311%	4.311%	4.311%	4.311%
Reference rate	5-year Euro mid-swap	5-year Euro mid-swap
Issuance By Banco Santander S.A. In May 2021 | Preferred securities | US Dollar Series
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | $				$ 1,000.0
Interest rate (as a percent)		4.75%	4.75%	4.75%
Issuance By Banco Santander S.A. In May 2021 | Preferred securities | Euro Series
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | $				$ 750.0
Interest rate (as a percent)		4.125%	4.125%	4.125%
Issuance By Santander Finance Preferred S.A. In September 2004 | Preferred securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount		€ 144.0
Issuance By Santander Finance Preferred S.A. In September 2004 | CMS 10 Interest rate | Preferred securities
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)		8.00%	8.00%	8.00%
Variable interest rate ( as a percent)		0.05%	0.05%	0.05%
Issuance By Santander Finance Preferred S.A. In July 2007 | Preferred securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | £			£ 4.9
Interest rate (as a percent)		7.01%	7.01%	7.01%